Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Financial Assets and Financial Liabilities [Abstract]
Schedule of Trade and Other Receivables	(a)Trade and other receivables
		Consolidated entity
		31 December			30 June
		2023			2023
		Current	Non- current	Total	Current	Non- current	Total
	Notes	$	$	$	$	$	$
Trade receivables (i)		352,869	-	352,869	46,949	-	46,949
Loss allowance		(16,486)	-	(16,486)	(27,920)	-	(27,920)
		336,383	-	336,383	19,029	-	19,029
Accrued income - Australian R&D tax incentive refund		222,998	-	222,998	398,391	-	398,391
Total trade and other receivables		559,381	-	559,381	417,420	-	417,420
(i)	Classification as trade receivables

Schedule of Recurring Fair Value Measurements	Financial assets mandatorily measured at FVPL include the following:
	Consolidated entity
	31 December	30 June
	2023	2023
	$	$
Current assets
Financial assets	1,205,375	1,834,034
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
At 31 December 2023	$	$	$	$
Financial assets
Ateria share options	-	-	-	-
Ateria contingent consideration receivable	-	-	1,205,375	1,205,375
Total financial assets	-	-	1,205,375	1,205,375

Schedule of Losses Were Recognised in Profit or Loss	During the half-year, the following losses were recognised in profit or loss:
	Consolidated entity
	31 December	31 December
	2023	2022
	$	$
Fair value gains/(losses) to financial assets	(585,070)	(63,092)
		Level 2	Level 3	Total
Reconciliation	Note	$	$	$
Balance at 1 July 2023		221,620	1,612,414	1,834,034
Fair value gains/(losses) to financial assets		(221,620)	(363,450)	(585,070)
Fair Value at 31 December 2023		-	1,248,964	1,248,964
Share of the loss in Ateria for the period	11(b)(i)	-	(43,589)	(43,589)
Balance at 31 December 2023		-	1,205,375	1,205,375